Note 3 - Fair Values of Financial Instruments (Details) - Changes in Fair Value of Level 3 Financial Instruments - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Corporate common stock:
Beginning balance	$ 384,000	$ 384,000
Total gains or losses:
Included in other comprehensive income (loss)	(32,000)	0
Ending balance	$ 352,000	$ 384,000